SUBSEQUENT EVENTS - Narrative (Details) - USD ($)	Feb. 10, 2022	Jan. 18, 2022	Dec. 18, 2017
9.00% Senior Unsecured Notes due December 2025 | Senior Unsecured Notes
Subsequent Event [Line Items]
Aggregate principal amount			$ 1,500,000,000
Stated interest rate			9.00%
9.00% Senior Unsecured Notes due December 2025 | Senior Unsecured Notes | Debt Instrument, Redemption, Period One
Subsequent Event [Line Items]
Redemption price percentage (as a percent)			100.00%
Subsequent Event | 9.00% Senior Unsecured Notes due December 2025 | Senior Unsecured Notes
Subsequent Event [Line Items]
Repurchased aggregate principal amount		$ 370,000,000
Debt covenant, redemption and discharge condition, amount, if circumstances met		$ 7,000,000,000
Subsequent Event | New Restated Credit Agreement
Subsequent Event [Line Items]
Total leverage ratio		7.60%
Subsequent Event | Revolving Credit Facility, New Restated Credit Agreement | Revolving credit facility
Subsequent Event [Line Items]
Expected maximum borrowing capacity		$ 975,000,000
Subsequent Event | Term Loan B Facility, New Restated Credit Agreement
Subsequent Event [Line Items]
Expected aggregate principal amount		$ 2,500,000,000
Subsequent Event | Senior Secured 6.125% Notes Due February 2027 | Senior Secured Notes
Subsequent Event [Line Items]
Aggregate principal amount	$ 1,000,000,000
Stated interest rate	6.125%
Subsequent Event | Senior Secured 6.125% Notes Due February 2027 | Senior Secured Notes | Debt Instrument, Redemption, Period One
Subsequent Event [Line Items]
Redemption price percentage (as a percent)	100.00%
Subsequent Event | Senior Secured 6.125% Notes Due February 2027 | Senior Secured Notes | Debt Instrument, Redemption, Period Two | Maximum
Subsequent Event [Line Items]
Maximum percentage of principal amount that can be redeemed	40.00%